Form N-1A Supplement	Mar. 31, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED SEPTEMBER 10, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED AUGUST 1, 2026, OF
FRANKLIN INTERNATIONAL AGGREGATE BOND ETF
(THE “FUND”)
Effective September 10, 2026, the Fund’s Summary Prospectus and Prospectus are amended as follows:
I.
The following replaces the sixth paragraph under the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus and the tenth paragraph under the section titled “Principal Investment Policies and Practices” in the Fund’s Prospectus:

For purposes of pursuing its investment goal, the investment manager regularly enters into various currency related derivatives, including currency and cross currency forwards, currency options, currency swaps and currency futures contracts. The Fund expects to maintain extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which exposes a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including interest rate and credit related derivatives, including interest rate/bond futures contracts, interest rate and credit default swap agreements and options on interest rate and credit derivatives (including options on credit default swaps). The Fund may also, from time to time, use a variety of complex fixed income securities, which may include purchasing or selling options on fixed income securities such as fixed income exchange-traded funds and fixed income mutual funds. These derivatives may be used to enhance Fund returns, increase liquidity, gain or manage exposure to certain instruments or markets in a more efficient or less expensive manner and/or hedge risks associated with its other portfolio investments.

Franklin International Aggregate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN TEMPLETON ETF TRUST
SUPPLEMENT DATED SEPTEMBER 10, 2026
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED AUGUST 1, 2026, OF
FRANKLIN INTERNATIONAL AGGREGATE BOND ETF
(THE “FUND”)
Effective September 10, 2026, the Fund’s Summary Prospectus and Prospectus are amended as follows:
I.
The following replaces the sixth paragraph under the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus and Prospectus and the tenth paragraph under the section titled “Principal Investment Policies and Practices” in the Fund’s Prospectus:

For purposes of pursuing its investment goal, the investment manager regularly enters into various currency related derivatives, including currency and cross currency forwards, currency options, currency swaps and currency futures contracts. The Fund expects to maintain extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which exposes a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including interest rate and credit related derivatives, including interest rate/bond futures contracts, interest rate and credit default swap agreements and options on interest rate and credit derivatives (including options on credit default swaps). The Fund may also, from time to time, use a variety of complex fixed income securities, which may include purchasing or selling options on fixed income securities such as fixed income exchange-traded funds and fixed income mutual funds. These derivatives may be used to enhance Fund returns, increase liquidity, gain or manage exposure to certain instruments or markets in a more efficient or less expensive manner and/or hedge risks associated with its other portfolio investments.